Accounts Payable, Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2021
Payables And Accruals [Abstract]
Accounts Payable, Accrued Expenses and Other Liabilities
20.	Accounts payable, accrued expenses and other liabilities

(In thousands)	December 31, 2020	December 31, 2021
Accounts payable to suppliers	8,701	12,986
Accrued bonus and staff costs	18,272	20,742
Other deposits	1,788	1,793
Other taxes payable (note)	934	881
Accrued professional fees	3,169	3,007
Accrued marketing expenses	342	75
Others	1,237	1,082
Total	34,443	40,566

Note:

Other taxes payable represents business tax, VAT and related surcharges and PRC individual income tax of employees withheld by the Group.